GLOBAL X FUNDS
(the “Trust”)

Global X MSCI Nigeria ETF (NGE) (the “Fund”)

SUPPLEMENT DATED AUGUST 10, 2021
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2021, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

1. The risk factor titled "Risk of Investing in Nigeria" in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “SUMMARY OF PRINCIPAL RISKS” is hereby replaced and deleted in its entirety by the following paragraphs:

Risk of Investing in Nigeria: Investments are concentrated in companies in Nigeria. The economic development of Nigeria has been significantly hindered by military rule, mismanagement, corruption and ethnic conflict. The Nigerian economy is heavily dependent on oil production and sales and prices of oil in global markets, and the industry makes up a significant portion of Nigeria’s GDP. In recent years, the decline in oil prices has put a significant strain on the Nigerian economy and government finances and has led to the devaluation of Nigeria’s currency (“Naira”). The Nigerian government has implemented capital controls restricting the free flow of capital to and from international markets, which has led to bouts of speculative demand and elevated arbitrage pressures. Specifically, the Nigerian government attempts to manage an official exchange rate regime that precludes the purchase or sale of Naira outside of official markets. In 2020, Nigeria experienced a depreciation of the Naira, as remittances fell and the country grappled with the COVID-19 health crisis. This steep depreciation also contributed to a sharp sell-off in Nigerian equities over a relatively short period of time. Given that the uncertainties leading to the currency depreciation and divergence and market selloff in 2020 have not wholly dissipated, it is possible that the depreciation of the Naira and foreign portfolio outflows may continue.

Nigeria’s foreign exchange policies have resulted in a general inability to readily convert Naira to foreign exchange and in the infrequent instances when there is the ready ability to convert Naira to foreign currency, significant delays have occurred. Recently, the Naira has depreciated significantly against the U.S. dollar. While the Naira experienced a modest depreciation in the official exchange rate, unofficial exchange rates experienced a much sharper depreciation. As a result of this divergence, fewer participants have expressed interest in converting U.S. dollars to Naira at the official exchange rate, which has drastically curtailed the ability to convert Naira to U.S. dollars. The inability to (or a delay in the ability to) convert or repatriate Naira could adversely affect the value and/or liquidity of the Fund’s investments denominated in Naira and may impede the Fund’s ability to satisfy redemption requests in a timely manner. Because the holdings of the Fund are largely denominated in Naira, and in light of the fact that the Fund is presently unable to readily convert Naira to U.S. dollars, the Fund may be forced to borrow U.S. dollars in order to meet certain obligations of the Fund, including related to qualification as a regulated investment company (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”). Such borrowing may increase the Fund’s total expense ratio. If the Fund experiences difficulty borrowing U.S. dollars in order to meet these obligations, the Fund’s ability to qualify as a RIC may be impacted. As of the date of this Prospectus, because the Fund is unable to readily convert Naira to U.S. dollars at the official Nigerian exchange rate, the Fund has conveyed to Authorized Participants that the Fund will honor requests for redemption principally by delivering Naira. To the extent that Authorized Participants are unwilling or unable to accept redemption proceeds in Naira, the Fund may trade at a steep discount. The Fund could also seek to suspend redemptions of

Creation Units, including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its NAV, which could also cause the Fund to trade at a market price that is at a steep discount to its NAV. The Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations are affected, the Fund’s shares could trade at a premium to their NAV. During a period in which creations are suspended, the Fund could experience substantial redemptions, which may cause the Fund to experience increased transaction costs and cause the Fund to make greater taxable distributions to shareholders of the Fund. When the Fund holds illiquid investments, its portfolio may be harder to value.

2. The risk factor titled "Cash Transaction Risk" in the sections of the Fund’s Summary Prospectus and Statutory Prospectus titled “SUMMARY OF PRINCIPAL RISKS” is hereby deleted in its entirety and replaced with the following:

Redemption Proceeds Risk: Unlike most exchange-traded funds ("ETFs"), the Fund intends to effect a significant portion of creations and redemptions (and in certain circumstances, all creations and redemptions) by selling securities and delivering proceeds in Naira, rather than delivering securities in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. Moreover, these transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These factors may result in wider spreads between the bid and the offered prices of the Fund’s Shares than for more conventional ETFs.

3. The following risk factor titled "In-Kind ETF Classification Risk" is hereby added to the sections of the Fund’s Summary Prospectus and Statutory Prospectus titled “SUMMARY OF PRINCIPAL RISKS” and to the section of the Fund’s Statutory Prospectus titled “A FURTHER DISCUSSION OF PRINCIPAL RISKS”:

In-Kind ETF Classification Risk: As of the date of this Prospectus, the Fund intends to deliver Naira in connection with redemption requests from Authorized Participants. Consequently, the Fund has elected to be classified as an in-kind ETF as defined in Rule 22e-4 of the 1940 Act, which means that it will meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of U.S. dollars. As a result, for so long as the Fund retains this designation, the Fund will not meet redemption requests from Authorized Participants by delivering principally U.S. dollars, but rather will deliver Naira. To the extent that Authorized Participants are unwilling or unable to accept redemption proceeds in Naira, the Fund may trade at a steep discount.

4. The risk factor titled "Risk of Investing in Nigeria" in the section of the Fund’s Statutory Prospectus titled “A FURTHER DISCUSSION OF PRINCIPAL RISKS” is hereby deleted and replaced in its entirety by the following paragraphs:

Risk of Investing in Nigeria

Risk of Investing in Nigeria applies to the Global X MSCI Nigeria ETF

Investments are concentrated in companies in Nigeria. The economic development of Nigeria has been significantly hindered by military rule, mismanagement, corruption and ethnic conflict. The Nigerian economy is heavily dependent on oil production and sales and prices of oil in global markets, and the industry makes up a significant portion of Nigeria’s GDP. In recent years, the decline in oil prices has put a significant strain on the Nigerian economy and government finances and has led to the devaluation of Nigeria’s currency (“Naira”). The Nigerian government has implemented capital controls restricting the free flow of capital to and from international markets, which has led to bouts of speculative demand and elevated arbitrage pressures. Specifically, the Nigerian government attempts to manage an official exchange rate regime that precludes the purchase or sale of Naira outside of official markets. In 2020, Nigeria experienced a depreciation of the Naira, as remittances fell and the country grappled with the COVID-19 health crisis. This steep depreciation also contributed to a sharp sell-off in Nigerian equities over a relatively short period of time. Given that the uncertainties leading to the currency depreciation and divergence and market sell-off in 2020 have not wholly dissipated, it is possible that the depreciation of the Naira and foreign portfolio outflows may continue.

Nigeria’s foreign exchange policies have resulted in an inability to readily convert Naira to foreign exchange and in the infrequent instances when there is the ability to readily convert Naira to foreign currency, significant delays have occurred. Recently, the Naira has continued to depreciate significantly against the U.S. dollar. While the Naira experienced a modest depreciation in the official exchange rate, unofficial exchange rates experienced a much sharper depreciation. As a result of this divergence, fewer participants have expressed interest in converting U.S. dollars to Naira at the official exchange rate, which has drastically curtailed the ability to convert Naira to U.S. dollars. The inability to readily convert or repatriate Naira could adversely affect the value and/or liquidity of the Fund’s investments denominated in Naira and may impede the Fund’s ability to satisfy redemption requests in a timely manner. Because the holdings of the Fund are largely denominated in Naira, and in light of the fact that the Fund is unable to readily convert Naira to U.S. dollars, the Fund may be forced to borrow U.S. dollars in order to meet certain obligations of the Fund, including related to qualification as a regulated investment company (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”). Such borrowing may increase the Fund’s total expense ratio. If the Fund experiences difficulty borrowing U.S. dollars in order to meet these obligations, the Fund’s ability to qualify as a RIC may be impacted. As of the date of this Prospectus, because the Fund is unable to readily convert Naira to U.S. dollars at the official Nigerian exchange rate, the Fund has conveyed to Authorized Participants that the Fund will honor requests for redemption principally by delivering Naira. To the extent that Authorized Participants are unwilling or unable to accept redemption proceeds in Naira, the Fund may trade at a steep discount. The Fund could also seek to suspend redemptions of Creation Units, including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its NAV, which could also cause the Fund to trade at a steep discount to its NAV. The Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations are affected, the Fund’s shares could trade at a premium to their NAV. During a period in which creations are suspended, the Fund could experience substantial redemptions, which may cause the Fund to experience increased transaction costs and cause the Fund to make greater taxable distributions to shareholders of the Fund. When the Fund holds illiquid investments, its portfolio may be harder to value.

Nigeria has privatized certain industries, which may lose money or be re-nationalized. Religious and social conflict is present in Nigeria, often resulting in the outbreak of violence, particularly in the Niger Delta, which is Nigeria’s main oil-producing region. Nigeria also suffers from the prevalence of organized crime and corruption, which makes it more difficult for citizens and companies to do business in Nigeria and has significant impact on the Nigerian economy. The persistence of organized crime and corruption may continue to drag on economic growth in the country. Outbreaks of communicable diseases in the region may impair Nigeria’s economic growth.

Religious and social conflict is present in Nigeria, often resulting in the outbreak of violence, particularly in the Niger Delta, which is Nigeria’s main oil-producing region. Several petroleum operators in the region have sustained significant attacks from rebels that target refineries and pipelines due to conflict over the petroleum rights in the region. The Nigerian population is comprised of diverse religious, linguistic and ethnic groups, and outlying provinces have, from time to time, proved to be resistant of the central government’s control. While the Nigerian government has imposed stricter penalties on religious violence in many parts of the country, this is no guarantee that an outbreak of violence or sustained conflict could not occur in the future.

Nigeria also suffers from the prevalence of organized crime and corruption, which makes it more difficult for citizens and companies to do business in Nigeria and has significant impact on the Nigerian economy. The persistence of organized crime and corruption may continue to drag on economic growth in the country.

Outbreaks of communicable diseases in neighboring countries has adversely impacted the Nigerian economy in the past and may do so again in the future. Securities markets in Nigeria are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets. Moreover, trading on securities markets may be suspended altogether. The governments might restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Nigeria as well as the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors.

Foreign investors may not purchase instruments on the Nigerian Stock Exchange (NSE) “negative list” which includes companies prospecting in crude oil and companies of a military and defense nature, nor government securities (treasury bills and bonds) with a tenor of less than one year, a policy which may continue in the future.

5. The risk factor titled "Cash Transaction Risk" in the section of the Fund’s Statutory Prospectus titled “A FURTHER DISCUSSION OF PRINCIPAL RISKS” is no longer applicable to the Fund and with respect to the Fund only is hereby deleted and replaced in its entirety by the following risk factor titled "Redemption Proceeds Risk":

Redemption Proceeds Risk: Unlike most ETFs, the Fund intends to effect a significant portion of creations and redemptions by selling securities and delivering proceeds in Naira, rather than delivering securities in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund currently intends to effect redemptions in Naira, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the Naira needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. Moreover, these transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These factors may result in wider spreads between the bid and the offered prices of the Fund’s Shares than for more conventional ETFs. To the extent that the maximum additional variable charge for creation or redemption transactions in Naira is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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